Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 10,494,462		$ 2,442,634		$ 4,926,243
Adjustments to reconcile net income to net cash (used in)/provided by operating activities:
Loss on disposal of a subsidiary					64,490
Net income received or to be received by digital assets	(183,113,124)		(100,980,973)		(3,422,161)
Impairment loss on digital assets	6,986,921		12,948,969
Credit loss provision for receivables	99,755		608,188
Impairment loss on assets held by FTX			9,826,600
Impairment loss on mining equipment			11,849,595
Realized fair value gain on digital asset borrowings			(4,206,292)
Realized gain on sale of digital assets (Note 3)	(18,231,133)		(4,947,841)		(369,200)
Servers, computers, and network equipment	45,510		22,304		2,860
Mining equipment	24,455,274		18,134,149
Deferred income tax	4,150,705		(4,471,142)
Changes in operating assets and liabilities:
Prepayments	(654,275)		(481,378)		2,491,784
Amount due from/(due to) related parties	(36,933,689)		132,799,111		(75,275,000)
Deposits	(2,682,520)
Other current assets	(1,512,315)		(2,368,589)		(148,100)
Accounts payable	775,106		25,214
Customer deposit liabilities			(75,275,000)		75,275,000
Contract liabilities			(8,075,000)		10,947,311
Taxes payable	(2,893,475)		4,092,819		1,033,384
Accrued expenses and other payables	3,042,608		612,623		399,931
Interest payable	5,540,000		2,520,000
Net cash (used in)/provided by operating activities	(195,970,190)		(7,444,009)		15,926,542
Proceeds from sales of digital assets	222,393,176		71,354,362		13,131,775
Purchase of digital assets	(45,429,698)		(10,824,901)		(15,692,035)
Purchases of equipment	(66,736)		(3,855,215)		(54,196)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash provided by/(used in) investing activities	176,896,742		56,674,246		(2,614,456)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds for the issuance of ordinary shares			1,562,500
Repayment of long-term payables	(6,999,939)
Payment of deferred offering costs and extension fees	(2,352,404)		(1,674,037)
Purchase of treasury shares			(2,000,000)
Net cash provided by (used in) financing activities	(9,352,343)		(2,111,537)
Net change in cash and cash equivalents	(28,425,791)		47,118,700		13,312,086
Cash and cash equivalents at beginning of year	60,430,786		13,312,086
Cash and cash equivalents at end of year	32,004,995		60,430,786		13,312,086
Purchases of equipment included in long-term payable			109,435,141
Cash paid for interest	3,661,723		1,634,599
Net digital assets provided by operating activities	212,931,394		86,109,208		444,418
Cash paid for income tax			783,934
Supplemental non-cash investing activities
Net digital assets (used in)/provided by investing activities	$ (176,963,478)		$ (82,025,494)		$ 2,195,559
Arisz Acquisition Corp.
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)		$ 1,216,880		$ (255,901)
Interest earned on investments held in Trust Account		(2,386,358)		(418,075)
Changes in operating assets and liabilities:
Prepayments		(5,059)		(16,836)
Taxes payable		85,758		76,625
Franchise tax payable		(26,800)		46,800
Accrued expenses and other payables		221,787		82,573
Interest payable		51,229
Net cash (used in)/provided by operating activities		(842,563)		(484,814)
Cash deposited in Trust Account for extension		(1,980,000)
Cash withdrawn from Trust Account to pay franchise tax and income taxes		483,833
Cash withdrawn from Trust Account for public stockholder redemptions		39,193,137
Purchase of investment held in Trust Account				(69,000,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash provided by/(used in) investing activities		37,696,970		(69,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of public units through public offering				69,000,000
Proceeds from sale of private placement units				2,763,886
Proceeds from sale of unit purchase option				100
Proceeds from issuance of promissory note to Bitfufu		2,380,000
Payment to redeemed public stockholders		(39,193,137)
Repayment of promissory note to related party				(105,000)
Payment of underwriters’ commissions				(1,725,000)
Payment of deferred offering costs and extension fees				(350,383)
Net cash provided by (used in) financing activities		(36,813,137)		69,583,603
Net change in cash and cash equivalents		41,270		98,789
Cash and cash equivalents at beginning of year		173,789		75,000
Cash and cash equivalents at end of year		215,059		173,789
Initial classification of common stock subject to redemption				59,614,985
Deferred underwriting fee				2,587,500
Remeasurement of common stock to redemption value		$ 3,882,526		$ 14,563,839